CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 80,309,629	$ 67,211,336
Restricted cash	3,305,889	70,061,961
Accounts receivable, net of allowance for doubtful accounts of $1,241,874 and $4,427,016 as of December 31, 2010 and 2011, respectively	66,284,254	51,084,505
Amounts due from related parties	2,444,076	3,177,665
Prepaid expenses and other current assets	34,278,153	32,031,943
Total current assets	186,622,001	223,567,410
Non-current Assets:
Fixed assets, net	13,637,752	14,307,881
Goodwill	141,406,456	134,570,979
Intangible assets, net	39,537,180	43,941,934
Investments under equity method	7,200,301	6,618,828
Other investments	3,020,677	2,750,876
Long-term prepayments and deposits	19,896,185	13,778,574
Restricted cash	1,101,963	302,489
Deferred tax assets	2,718,167	3,120,980
Total non-current assets	228,518,681	219,392,541
TOTAL ASSETS	415,140,682	442,959,951
Current Liabilities:
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities ("VIEs") without recourse to VisionChina Media Inc. (the "Company") of $60,497,898 and $20,465,028 as of December 31, 2010 and 2011, respectively)	20,465,028	121,697,898
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of $11,528,688 and $14,130,377 as of December 31, 2010 and 2011, respectively)	16,148,736	13,242,872
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Company of $1,703,287 and $1,336,814 as of December 31, 2010 and 2011, respectively)	1,415,681	1,752,061
Consideration payable (including consideration payable of the consolidated VIEs without recourse to the Company of $2,425,532 and nil as of December 31, 2010 and 2011, respectively)	64,000,000	36,425,532
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of $443,350 and $117,635 as of December 31, 2010 and 2011, respectively)	117,635	443,350
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of $9,110,362 and $12,217,882 as of December 31, 2010, and 2011, respectively)	18,814,550	11,953,226
Total current liabilities	120,961,630	185,514,939
Non-current Liabilities:
Consideration payable		29,631,318
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Company of $498,107 and $338,106 as of December 31, 2010, and 2011, respectively)	9,808,291	10,896,392
Other non-current liability	968,780	1,664,768
Total non-current liabilities	10,777,071	42,192,478
Total liabilities	131,738,701	227,707,417
Commitments and contingencies
Equity
Common shares ($0.0001 par value; 200,000,000 shares authorized; 84,894,888 and 101,313,015 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	10,131	8,490
Additional paid-in capital	341,963,008	273,934,960
Accumulated deficit	(93,729,215)	(81,225,923)
Accumulated other comprehensive income	34,940,445	22,067,477
Total VisionChina Media Inc. shareholders' equity	283,184,369	214,785,004
Noncontrolling interest	217,612	467,530
Total equity	283,401,981	215,252,534
TOTAL LIABILITIES AND EQUITY	$ 415,140,682	$ 442,959,951